Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	BTCS Inc.
Entity Central Index Key	0001436229
Document Type	S-1/A
Document Period End Date	Sep. 30, 2015
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Filer Category	Smaller Reporting Company
Trading Symbol	BTCS